Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives Associated With Fixed Income Trading Activities
The following tables summarize FHN’s derivatives associated with fixed income trading activities as of December 31, 2017 and 2016:

	December 31, 2017
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$2,026,753	$22,097	$18,323
Offsetting Upstream Interest Rate Contracts	2,026,753	17,931	20,720
Option Contracts Purchased	20,000	15	—
Forwards and Futures Purchased	6,257,140	4,354	5,526
Forwards and Futures Sold	6,292,012	5,806	4,010

	December 31, 2016
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,697,992	$39,495	$14,996
Offsetting Upstream Interest Rate Contracts	1,697,992	14,996	39,495
Option Contracts Purchased	17,500	63	—
Option Contracts Written	5,000	—	8
Forwards and Futures Purchased	2,916,750	6,257	26,659
Forwards and Futures Sold	3,085,396	27,330	6,615

Derivatives Associated With Interest Rate Risk Management Activities
The following tables summarize FHN’s derivatives associated with interest rate risk management activities as of December 31, 2017 and 2016:

	December 31, 2017
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts	$1,608,912	$11,644	$19,780
Offsetting Upstream Interest Rate Contracts	1,608,912	18,473	11,019
Debt Hedging
Hedging Instruments:
Interest Rate Swaps	$900,000	$371	N/A
Hedged Items:
Term Borrowings	N/A	N/A	$900,000	(a)

	December 31, 2016
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts	$1,357,920	$17,566	$14,277
Offsetting Upstream Interest Rate Contracts	1,357,920	14,277	18,066
Debt Hedging
Hedging Instruments:
Interest Rate Swaps	$900,000	$1,628	$7,276
Hedged Items:
Term Borrowings	N/A	N/A	$900,000	(a)

(a)	Represents par value of term borrowings being hedged.

Gains/(Losses) on Derivatives Associated with Interest Rate Risk Management Activities
The following table summarizes gains/(losses) on FHN’s derivatives associated with interest rate risk management activities for the years ended December 31, 2017, 2016, and 2015:

	Year Ended December 31
	2017	2016	2015
(Dollars in thousands)	Gains/(Losses)	Gains/(Losses)	Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$(10,703)	$(22,969)	604
Offsetting Upstream Interest Rate Contracts (a)	10,699	22,969	(604)
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (a)	$(7,766)	$(3,552)	$(23,194)
Hedged Items:
Term Borrowings (a) (b)	7,582	3,429	23,414

(a)	Gains/losses included in the All other expense section of the Consolidated Statements of Income.

(b)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivative Associated With Cash Flow Hedges
The following tables summarize FHN’s derivative activities associated with cash flow hedges as of December 31, 2017 and 2016:

	December 31, 2017
(Dollars in thousands)	Notional	Assets	Liabilities
Cash Flow Hedges
Hedging Instruments:
Interest Rate Swaps	$900,000	$942	N/A
Hedged Items:
Variability in Cash Flows Related to Debt Instruments (Primarily Loans)	N/A	$900,000	N/A

	December 31, 2016
(Dollars in thousands)	Notional	Assets	Liabilities
Cash Flow Hedges
Hedging Instruments:
Interest Rate Swaps	$250,000	N/A	$2,045
Hedged Items:
Variability in Cash Flows Related to Debt Instruments (Primarily Loans)	N/A	$250,000	N/A

Gains/(Losses) on Derivatives Associated with Cash Flow Hedges
The following table summarizes gains/(losses) on FHN’s derivatives associated with cash flow hedges for the years ended December 31, 2017 and 2016:

	Year Ended December 31
	2017	2016
(Dollars in thousands)	Gains/(Losses)	Gains/(Losses)
Cash Flow Hedges
Hedging Instruments:
Interest Rate Swaps (a) (b)	$(8,264)	$(2,045)
Hedged Items:
Variability in Cash Flows Related to Debt Instruments (Primarily Loans)	N/A	N/A

(a)	Amount represents the pre-tax gains/(losses) included within AOCI.

(b)	Approximately $3.0 million of losses are expected to be reclassified into earnings in the next twelve months.

Schedule Of Derivative Activities Associated With Trust Preferred Loans
The following table summarizes FHN’s derivative activities associated with held-to-maturity trust preferred loans as of December 31, 2016:

	December 31, 2016
(Dollars in thousands)	Notional	Assets		Liabilities
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$208
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A

(a)	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.

(b)	Represents principal balance being hedged.

Gains/(Losses) on Derivatives Associated with Trust Preferred Loans
The following table summarizes gains/(losses) on FHN’s derivatives associated with held-to-maturity trust preferred loans for the year ended December 31, 2016 and 2015:

	Year Ended December 31
	2016	2015
(Dollars in thousands)	Gains/(Losses)	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$280	$256
Hedged Items:
Trust Preferred Loans (a)	$(276)	$(253)

(a)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivative Assets And Collateral Received
The following table provides details of derivative assets and collateral received as presented on the Consolidated Statements of Condition as of December 31, 2017 and 2016:

				Gross amounts not offset in the Statements of Condition
(Dollars in thousands)	Gross amounts of recognized assets	Gross amounts offset in the Statements of Condition	Net amounts of assets presented in the Statements of Condition (a)	Derivative liabilities available for offset	Collateral Received	Net amount
Derivative assets:
December 31, 2017 (b)	$71,458	$—	$71,458	$(17,278)	$(33,370)	$20,810
December 31, 2016 (b)	87,962	—	87,962	(25,953)	(52,888)	9,121

(a)
Included in Derivative assets on the Consolidated Statements of Condition. As of December 31, 2017 and 2016, $10.2 million and $33.7 million, respectively, of derivative assets (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.

(b)	Amounts are comprised entirely of interest rate derivative contracts.

Derivative Liabilities and Collateral Pledged
The following table provides details of derivative liabilities and collateral pledged as presented on the Consolidated Statements of Condition as of December 31, 2017 and 2016:

				Gross amounts not offset in the Statements of Condition
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Condition	Net amounts of liabilities presented in the Statements of Condition (a)	Derivative assets available for offset	Collateral pledged	Net amount
Derivative liabilities:
December 31, 2017 (b)	$69,842	$—	$69,842	$(17,278)	$(51,801)	$763
December 31, 2016 (b)	96,363	—	96,363	(25,953)	(60,746)	9,664

(a)
Included in Derivative liabilities on the Consolidated Statements of Condition. As of December 31, 2017 and December 31, 2016, $15.2 million and $39.5 million, respectively, of derivative liabilities (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.

(b)	Amounts are comprised entirely of interest rate derivative contracts.